CMG SHORT TERM BOND FUND
                               (the "Fund")
         Supplement to the Fund's Statement of Additional Information
                            dated March 27, 2006

         The section "INVESTMENT OBJECTIVES, POLICIES AND RISKS - CHART OF SECURITIES AND INVESTMENT PRACTICES" is revised in its entirety as follows:

Chart of Securities and Investment Practices(1)

         Set forth below is a chart detailing the specific securities and investment practices for the Funds. Each of the practices engaged in by the Funds is discussed in detail in the sections of this Statement of Additional Information preceding this chart.



-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
                                 Mortgage and
                                 Asset-Backed                                                      Short
                     Gov't        Securities       High     Int'l       Core Bond     Intermed     Term         Ultra Short
                     Bond Fund       Fund         Yield     Bond Fund      Fund       Bond Fund    Bond Fund  Term Bond Fund

                                                   Fund
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
Investment Grade         +            +             O           +           +             +            +             +
Securities
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
High                    NA            NA            +           +           NA           NA           NA            NA
Yield/Non-Investment
Grade Securities
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
U.S. Government          +            +             *           *           +             *            +             +
Securities
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
Foreign Government      NA            NA            O           +           NA           NA           NA            NA
Securities
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
Domestic Bank            *            *             *           *           *             *            *             +
Obligations
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
Commercial Paper         *            *             *           *           *             *            *             +
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
Mortgage Backed          +            +             O           O           +             O            +             +
Securities
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
CMOs                     +            +             O           O           +             O            +             +
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
Asset Backed             +            +             O           O           +             O            +             +
Securities
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
Floating or              +            O             O           +           +             +            +             +
Variable Rate
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
Loan Transactions        O            O             O           O           O             O            O             +
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
Options                  +            +             O           +           +             +            +             +
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------

-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------


                                 Mortgage and
                                 Asset-Backed                                                      Short
                     Gov't        Securities       High     Int'l       Core Bond     Intermed     Term         Ultra Short
                     Bond Fund       Fund         Yield     Bond Fund      Fund       Bond Fund    Bond Fund  Term Bond Fund

                                                   Fund
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
Financial Futures        +            +             O           +           +             +            +             +
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
Foreign Fixed           NA            NA          O, 10%     +, 100%    25%              NA            O            10%
Income Securities                                                       (total
                                                                         assets)
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
Currency Contracts
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
  Hedging               NA            NA            O           +           NA           NA           NA            NA
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
  Speculation           NA            NA            NA          NA          NA           NA           NA            NA
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
Repurchase               *            *             *           *           *             *            *             *
Agreements
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
Restricted/           O, 10%        O, 10%        O, 10%      O, 10%      O, 10%       O, 10%       O, 10%        O, 10%
Illiquid
(excluding 144A
from definition of
illiquid)
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
Convertible              O            O             O           O           O             O            O             O
Securities
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
Dollar Roll              O            +             O           O           O             O            O            NA
Transactions
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
Swap Agreements         NA            +             +           +           +             +            +             +
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
When-Issued              O            +             O           O           O             O            O             O
Securities
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
Zero Coupon/Pay in       O            O             O           O           O             O            O             O
Kind
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------
Borrowing              33.3%        33.3%         33.3%       33.3%       33.3%         33.3%        33.3%         33.3%
-------------------- ---------- --------------- ----------- ----------- ----------- -------------- ---------- ----------------

      + Permitted - Part of principal investment strategy
      X Not permitted either as a non-fundamental or fundamental policy
      O Permitted - Not a principal investment strategy
      * Temporary Investment or cash management purposes
      % Percentage of net assets (unless total assets specified) that fund may invest
      NA Non-Fundamental policy/not part of investment strategy - A Fund will not engage in without notice to shareholders

1         Because the Core Plus Bond Fund only invests in each of the other
          Funds listed in this chart, it may engage in any of these investment practices to the extent it is invested in a Fund which purchases that security or engages in that investment practice.


INT-50/114413-0906                                           September 29, 2006